Income Taxes - Summary of Total Loss Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Provision For Income Taxes [Line Items]
Domestic income (loss) before income taxes	$ (282,830)	$ (169,129)	$ (490,658)
Domestic Tax Authority [Member]
Provision For Income Taxes [Line Items]
Domestic income (loss) before income taxes	(356,019)	(627,617)	(567,039)
Foreign Tax Authority [Member]
Provision For Income Taxes [Line Items]
Domestic income (loss) before income taxes	$ 73,189	$ 458,488	$ 76,381